Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Significant Accounting Policies [Line Items]
Available-for-sale marketable securities	$ 93,000
Inventory write off	$ 22,001,000	$ 11,445,000	$ 4,909,000
Lease term	49 years
Additional term	49 years
Manufacturing plant useful life	3 years
Remaining economic life underlying asset percentage	75.00%
Fair value of underlying asset percentage	90.00%
Operating segment	1
Impairment loss	$ 1,118,000
Provisions for estimated sales returns	1,166,000	1,084,000
Contract liabilities	2,218,000	5,941,000
Revenues	5,701,000
Service contract amount	7,424,000
Service contract cost	$ 848,000
Percentage of exercise factor	150.00%
Percentage of share-based compensation to other employees	100.00%
Option contracts amounted	$ 595,000	1,000,000
Maximum tax benefit	50.00%
Allowance for credit loss	$ 5,227,000	738,000
Provision allowance for credit loss amount	5,152
Write-off amount	663
Total net amount	2,262,000	616,000
Aggregate amount	$ 356,000	41,000
Monthly deposits rate	8.33%
Severance expenses	$ 3,144,000	$ 3,554,000	$ 2,895,000
Anti-dilutive effect (in Shares) | shares	2,306,577	1,718,661	5,005
Restructuring charge	$ 19,375,000
Reduction percentage		10.00%
Restructuring plan	4,558,000	$ 708,000
Inventories [Member]
Significant Accounting Policies [Line Items]
Inventory write off	$ 11,009,000
Independent Distributor [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Distributors accounted revenues	13.00%	19.00%	13.00%
Restructuring [Member]
Significant Accounting Policies [Line Items]
Inventory write off	$ 11,009,000
Manufacturing Facility [Member]
Significant Accounting Policies [Line Items]
Manufacturing plant useful life	25 years